INVENTORY ON HAND	6 Months Ended
Dec. 31, 2012
INVENTORY ON HAND [Abstract]
INVENTORY ON HAND

NOTE 6 - INVENTORY ON HAND:

	December 31, 2012	June 30, 2012
	($ in thousands)
Finished goods	$378	$479
Work in process	1,484	1,115
Raw materials and supplies	115	150
	$1,977	$1,744